PROPERTY, PLANT AND EQUIPMENT, NET - Schedule of Property Plant and Equipment (Details) (Parenthetical) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment, Net [Abstract]
Construction-in-process of production infrastructure	[1]	$ 423	$ 459

[1]	As of June 30, 2020 and December 31, 2019, $423 and $459 relate to construction-in-process of production infrastructure, respectively.